LEASES	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
LEASES
NOTE 8 – LEASES

In May 2018, the Company signed a new lease agreement for its headquarters in Israel which expires in December 2021. The cost under the new lease agreement is linked to the Israeli Consumer Price Index. For purposes of ensuring the Company’s obligation towards the lessor, the Company has provided the lessor with a bank guarantee of NIS 231 thousand (approximately $63). On January 13, 2019, the Company signed a supplement lease agreement, expanding its headquarters in Israel, which expires in December 2021 (“Supplement Lease Agreement”). The cost under the Supplement Lease Agreement is linked to the Israeli Consumer Price Index. For the purpose of ensuring the Company’s obligation towards the lessor, the Company has provided the lessor with an additional bank guarantee of NIS 90 thousand (approximately $25).

The Company also leases vehicles for several employees in Israel for a period of three years.

The Company’s U.S. subsidiary has a lease agreement for its offices that expires in August 2022.

The Company’s Canadian subsidiary has a lease agreement for its offices that expires in June 2022. The lease is with a related party.

The lease cost was as follows:

Year ended December 31, 2019

Operating lease cost	766

Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2019

Operating cash flows from operating leases	786

Supplemental balance sheet information related to leases was as follows:

December 31, 2019

Operating Leases
Operating lease right-of-use assets	1,369

Other current liabilities	672
Operating lease liabilities	744
Total operating lease liabilities	1,416

Weighted Average Remaining Lease Term
Operating leases	2.08 years

Weighted Average Discount Rate
Operating leases	2.75%

As of December 31, 2019, the maturities of lease liabilities were as follows:

Operating Leases

Year Ending December 31,
2020	687
2021	627
2022	145
Total lease payments	1,459
Less imputed interests	(43)
Total	1,416

As of December 31, 2018, the minimum lease payments of the Company, were as follows:

Year ending December 31:
2019	392
2020	399
2021	405
2022	119
Total future minimum lease payments	1,315